RELATED PARTIES BALANCES AND TRANSACTIONS ( Schedule of Balances and Transactions with Related Parties ) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Employees accrued salaries and bonuses	$ 244	$ 324	$ 359
Directors accrued fees expenses	54	33	33
Employees and directors expense	$ 298	$ 357	$ 392